Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	AMC ENTERTAINMENT INC
Entity Central Index Key	0000722077
Document Type	S-4
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer